Taxation	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Taxation
12	TAXATION

(a)	Taxation in the consolidated statements of comprehensive income represents:

			2017	2016	2015
	Note		Million	Million	Million

Current tax
Provision for Hong Kong profits tax on the estimated assessable profits for the year	(i	)	260	193	164
Provision for the PRC enterprise income tax on the estimated taxable profits for the year	(ii	)	36,945	39,709	39,588

			37,205	39,902	39,752

Deferred tax

Origination and reversal of temporary differences (note 20)	(iii	)	(3,482)	(4,279)	(4,673)

			33,723	35,623	35,079

Note:

(i)	The provision for Hong Kong profits tax is calculated at 16.5% (2016: 16.5%; 2015: 16.5%) of the estimated assessable profits for the year ended December 31, 2017.

(ii)	The provision for the PRC enterprise income tax is based on the statutory tax rate of 25% (2016: 25%; 2015: 25%) on the estimated taxable profits determined in accordance with the relevant income tax rules and regulations of the PRC for the year ended December 31, 2017. Certain subsidiaries of the Company enjoy the preferential tax rate of 15% (2016: 15%; 2015: 15%).

(iii)	Deferred taxes of the Group are recognized based on tax rates that are expected to apply to the periods when the temporary differences are realized or settled.

(iv)	On April 22, 2009, SAT issued the “Notice regarding Matters on Determination of Tax Residence Status of Chinese-controlled Offshore Incorporated Enterprises under Rules of Effective Management” (“2009 Notice”). The Company is qualified as a PRC offshore-registered resident enterprise for purposes of the 2009 Notice. In accordance with the 2009 Notice and the PRC enterprise income tax law, the dividend income of the Company from its subsidiaries in the PRC is exempted from PRC enterprise income tax.

(b)	Reconciliation between income tax expense and accounting profit at applicable tax rates:

	2017	2016	2015
	Million	Million	Million

Profit before taxation	148,137	144,462	143,734

Notional tax on profit before tax, calculated at the PRC’s statutory tax rate of 25% (Note)	37,034	36,116	35,934
Tax effect of non-taxable items
- Share of profit of investments accounted for using the equity method	(2,487)	(2,159)	(2,023)
- Interest income	(41)	(22)	(31)
Tax effect of non-deductible expenses on the PRC operations	772	798	986
Tax effect of non-deductible expenses on Hong Kong operations	70	76	68
Rate differential of certain PRC operations (note 12(a)(ii))	(2,317)	(1,580)	(1,576)
Rate differential on Hong Kong operations (note 12(a)(i))	(182)	(133)	(122)
Tax effect of deductible temporary difference for which no deferred tax asset was recognized	154	1,562	98
Tax effect of deductible tax loss for which no deferred tax asset was recognized	818	1,349	356
Tax effect on the eliminated unrealized profits related to the transfer of Tower Assets	—	—	1,547
Others	(98)	(384)	(158)

Taxation	33,723	35,623	35,079

Note: The PRC’s statutory tax rate is adopted as the majority of the Group’s operations are subject to this rate.

(c)	The tax credited/(charged) relating to components of other comprehensive income is as follows:

	2017			2016			2015
	Before tax	Tax credited	After tax	Before tax	Tax charged	After tax	Before tax	Tax charged	After tax
	Million	Million	Million	Million	Million	Million	Million	Million	Million

Change in value of available-for-sale financial assets	(7)	2	(5)	32	(8)	24	—	—	—
Currency translation differences	(735)	—	(735)	774	—	774	603	—	603
Share of other comprehensive (loss)/income of investments accounted for using the equity method	(1,038)	—	(1,038)	(1,059)	—	(1,059)	901	—	901

Other comprehensive (loss)/income	(1,780)	2	(1,778)	(253)	(8)	(261)	1,504	—	1,504

Current tax		—			—			—
Deferred tax		2			(8)			—

		2			(8)			—